UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valiant Capital Management, L.P.
Address:    One Market Street, Steuart Tower, Suite 2625
            San Francisco, CA  94105

Form 13F File Number:   28-13282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ralph J. Long, Jr.
Title:      Chief Operating Officer
Phone:      415-659-7217

Signature, Place and Date of Signing:

/s/ Ralph J. Long, Jr.        San Francisco, CA       April 15, 2009


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              _____0_____
                                                     -

Form 13F Information Table Entry Total:         _____10____
                                                     --

Form 13F Information Table Value Total:         _$223,838__ x 1000
                                                 --------

List of other included Managers:                None

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

NAME OF ISSUER                  TITLE OF  CUSIP      VALUE         SHARES SH/PRN  PUT/CAINV.    OTHER  VOTING AUTH
                                CLASS                X1000                              DISC.   MGR
                                                                                                       SOLE         SHR  NONE
AMERICAN EXPRESS CO                   COM  025816109    13,306    976,231 SH            SOLE           976,231
APPLE INC                             COM  037833100    34,999    332,946 SH            SOLE           332,946
HESS CORP                             COM  42809H107    23,095    426,106 SH            SOLE           426,106
MASTERCARD INC                        COM  57636Q104    36,330    216,921 SH            SOLE           216,921
MONSANTO CO                           COM  61166W101    40,128    482,886 SH            SOLE           482,886
QUALCOMM INC                          COM  747525103    28,037    720,570 SH            SOLE           720,570
STERLITE INDUSTRIES LTD                                                   SH
(INDIA)                               ADS  859737207    47,943  6,781,138               SOLE           6,781,138



Q:\EDGAR EasePlus\7652-005 Valiant Cap Mgmt LP\Form 13F
3.31.09\SFLAW-#1580393-v1-Form_13_F_Quarter_ending_3_31_09.rtf